INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES

NOTE 5 - INVENTORIES:

	December 31,	December 31,
	2021	2020

Raw materials	$93	$19
Smart cart electrical equipment	908	-
Smart cart parts	145	-
	$1,147	$19

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)